Employee Benefit Plans	12 Months Ended
Mar. 31, 2015
Postemployment Benefits [Abstract]
Employee Benefit Plans

Note 9 - Employee Benefit Plans

ESOP

Effective upon the consummation of the Bank’s reorganization in March 2004, an ESOP was established for all eligible employees who had completed a twelve-month period of employment with the Bank and had at least 1,000 hours of service and had attained the age of 21. The ESOP used $11.0 million in proceeds from a term loan obtained from the Company to purchase 1,076,126 shares of Company common stock. The term loan principal is payable over fifteen equal annual installments through December 31, 2018. Interest on the term loan is fixed at a rate of 4.00%.

Upon completion of the Company’s second-step conversion in April 2014, a second ESOP was offered to eligible employees. The ESOP used $10.2 million in proceeds from a term loan obtained from the Company to purchase 1,023,566 shares of the Company’s common stock at a price of $10.00 per share. The term loan principal is payable over twenty equal annual installments, except 2014, which has a partial year, through December 31, 2033. Interest on the term loan is fixed at a rate of 3.25%.

Each year, the Bank makes discretionary contributions to the ESOP, which will be equal to principal and interest payments required on the term loans. The loans are further paid down by the amount of dividends paid, if any, on the common stock owned by the ESOP.

Shares purchased with the loan proceeds were initially pledged as collateral for the term loan and are held in a suspense account for future allocation among participants. Contributions to the ESOP and shares released from the suspense account are allocated among the participants on the basis of compensation, as described by the ESOP, in the year of allocation.

The ESOP shares pledged as collateral are reported as unearned ESOP shares in the consolidated statements of financial condition. As shares are committed to be released from collateral, the Bank reports compensation expense equal to the current market price of the shares, and the shares become outstanding for basic net income per common share computations. ESOP compensation expense was approximately $1.5 million, $807,000 and $622,000 for the years ended March 31, 2015, 2014 and 2013, respectively.

The ESOP shares were as follows:

	March 31,
	2015	2014
	(In Thousands)
Allocated shares	603	645
Shares committed to be released	24	7
Unearned shares	1,234	341
Total ESOP Shares	1,861	993
Fair value of unearned shares	$17,414	$4,079

Section 401(k) Plan (“Plan”)

The Bank sponsors a Plan, pursuant to Section 401(k) of the Internal Revenue Code (“IRC”), for all eligible (attainment of age 21 and three months of service) employees. Employees may elect to save up to 25% of their compensation, subject to IRC limits. After one year of service, for each dollar up to 4.5% of compensation, the Bank matches 50% of the employee’s contribution. The Plan’s expense for the years ended March 31, 2015, 2014, and 2013 was approximately $92,000, $94,000, and $90,000, respectively.

Supplemental Executive Retirement Plan (“SERP”)

Effective upon the consummation of the Bank’s reorganization in March 2004, a SERP was established. The SERP was amended in January 2014. The SERP provides for supplemental retirement benefits with respect to its ESOP and the 401(k) plan. The plan provides benefits to eligible officers (those designated by the Board of Directors of Clifton Savings Bank) that cannot be provided under the 401(k) plan or the ESOP as a result of eligibility requirements of the plans and/or limitations imposed by the IRC, but that would have been provided under the plans, but for these eligibility requirements and/or IRC limitations. In addition to providing benefits that would otherwise be lost as a result of the IRC limitations on tax-qualified plans, the SERP also provides a supplemental benefit upon a change of control prior to the scheduled repayment of the ESOP loan.

Note 9 - Employee Benefit Plans (Continued)

Generally, upon a change in control, the SERP provides participants with a benefit equal to what they would have received under the ESOP, had they remained employed throughout the term of the loan, less the benefits actually provided under the SERP on the participant’s behalf. A participant’s benefits generally become payable upon a change in control of the Bank and the Company. The SERP expense for the years ended March 31, 2015, 2014, and 2013, was approximately $226,000, $62,000 and $28,000, respectively. At March 31, 2015 and 2014, the accrued SERP liability included in other liabilities and obligation under SERP included in equity totaled $273,000 and $418,000, respectively.